Offerings	Dec. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% The Dow Chemical Co Notes Due December 15, 2030
Maximum Aggregate Offering Price	$ 5,355,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 739.53
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% The Dow Chemical Co Notes Due December 15, 2035
Maximum Aggregate Offering Price	$ 5,209,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 719.36
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.350% The Dow Chemical Co Notes Due December 15, 2055
Maximum Aggregate Offering Price	$ 6,051,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 835.64
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.